RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS

17.RELATED PARTY BALANCES AND TRANSACTIONS

The table below sets forth major related parties with which the Group had transactions during the years presented and their relationships with the Group:

Name of related parties	Relationship with the Group
Mr. Peng Zhao and companies controlled by him	Founder, Chairman and CEO of the Group and his controlled companies
Image Frame Investment (HK) Limited (under the control of Tencent Holdings Limited )	Principal shareholder of the Group
Individual executive officer	Executive officer of the Group

Details of major amounts due from related parties for the years presented are as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Receivables from the online payment platform of Tencent Group*	4,284	3,177
Prepaid cloud service fee to Tencent Group*	2,331	2,537
Total	6,615	5,714

Details of major transactions with related parties for the years presented are as follows:

	For the year ended December 31,
	2020	2021	2022
	RMB	RMB	RMB
Cloud services from Tencent Group*	6,109	18,119	26,256
Online payment clearing services from Tencent Group*	1,886	5,464	4,533
Total	7,995	23,583	30,789
*

Tencent Group represents companies under the control of Tencent Holdings Limited, including Image Frame Investment (HK) Limited. The Group purchases cloud services and online payment clearing services from Tencent Group, which are trade in nature.

Additionally, the balance of amounts due from Mr. Peng Zhao and companies controlled by him, amounting to RMB31,132 as of December 31, 2020, was settled through the repurchase of Class B ordinary shares from TECHWOLF LIMITED in March 2021 (Note 13); and the advance of RMB5,093 to an individual executive officer as of December 31, 2020 was settled in cash in March 2021.